Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Biotechnology ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 88.3%
4D Molecular Therapeutics, Inc.
(a)(b)
......... 372,020 $ 2,790,150
Abivax SA , ADR, NVS
(a)(b)
............... 383,935 51,775,554
Absci Corp.
(a)(b)
...................... 992,326 3,463,218
AC Immune SA
(a)(b)
.................... 427,229 1,341,499
ACADIA Pharmaceuticals, Inc.
(b)
........... 1,216,693 32,497,870
ADC Therapeutics SA
(a)(b)
............... 726,115 2,563,186
ADMA Biologics, Inc.
(a)(b)
................ 1,672,173 30,500,436
Agios Pharmaceuticals , Inc.
(a)(b)
........... 398,639 10,850,954
Alkermes plc
(b)
....................... 1,174,367 32,858,789
Allogene Therapeutics, Inc.
(a)(b)
............ 1,165,819 1,597,172
Alnylam Pharmaceuticals, Inc.
(a)(b)
.......... 945,209 375,862,359
Altimmune, Inc.
(a)(b)
.................... 756,805 2,732,066
Alvotech SA
(a)(b)
...................... 798,272 4,095,135
Amgen, Inc. ........................ 1,974,089 646,139,071
Amicus Therapeutics, Inc.
(b)
.............. 2,197,516 31,292,628
AnaptysBio, Inc.
(a)(b)
................... 188,691 9,147,740
Anavex Life Sciences Corp.
(a)(b)
........... 631,341 2,247,574
Annexon, Inc.
(a)(b)
..................... 899,130 4,513,633
Apellis Pharmaceuticals, Inc.
(a)(b)
........... 755,376 18,975,045
Apogee Therapeutics, Inc.
(a)(b)
............ 347,289 26,213,374
Arbutus Biopharma Corp.
(a)(b)
............. 1,098,300 5,282,823
Arcellx, Inc.
(a)(b)
...................... 314,867 20,529,328
Arcturus Therapeutics Holdings, Inc.
(a)(b)
...... 190,265 1,166,324
Arcus Biosciences, Inc.
(b)
................ 544,164 12,967,428
Arcutis Biotherapeutics, Inc.
(a)(b)
........... 783,934 22,765,443
Argenx SE , ADR
(b)
.................... 294,818 247,927,197
ArriVent Biopharma, Inc.
(a)(b)
.............. 190,370 3,830,244
Arrowhead Pharmaceuticals, Inc.
(b)
......... 917,672 60,924,244
ARS Pharmaceuticals, Inc.
(a)(b)
............ 436,688 5,087,415
Ascendis Pharma A/S , ADR
(a)(b)
........... 337,450 71,957,838
Astria Therapeutics, Inc.
(a)(b)
.............. 365,287 4,781,607
Aura Biosciences, Inc.
(a)(b)
............... 344,123 1,875,470
Aurinia Pharmaceuticals, Inc.
(b)
............ 857,480 13,676,806
Autolus Therapeutics plc , ADR
(a)(b)
.......... 1,345,039 2,676,628
Avidity Biosciences, Inc.
(b)
............... 1,006,144 72,573,167
Beam Therapeutics, Inc.
(a)(b)
.............. 666,410 18,472,885
BeOne Medicines Ltd. , ADR
(a)(b)
........... 526,695 160,015,208
Bicara Therapeutics, Inc.
(a)(b)
............. 234,466 3,946,063
Bicycle Therapeutics plc , ADR
(b)
........... 248,419 1,758,807
BioCryst Pharmaceuticals, Inc.
(b)
........... 1,420,720 11,081,616
Biogen, Inc.
(b)
....................... 1,066,762 187,739,444
Biohaven Ltd.
(a)(b)
..................... 810,590 9,151,561
BioMarin Pharmaceutical, Inc.
(b)
........... 1,378,901 81,948,086
BioNTech SE , ADR
(a)(b)
................. 500,198 47,618,850
Black Diamond Therapeutics, Inc.
(a)(b)
....... 327,220 795,145
BridgeBio Oncology Therapeutics, Inc.
(a)(b)
.... 315,724 3,952,864
Bridgebio Pharma, Inc.
(a)(b)
............... 1,198,548 91,676,937
C4 Therapeutics, Inc.
(b)
................. 567,463 1,083,854
Cabaletta Bio , Inc.
(a)(b)
.................. 617,378 1,352,058
Candel Therapeutics, Inc.
(a)(b)
............. 300,214 1,696,209
CareDx, Inc.
(b)
....................... 339,376 6,393,844
Caribou Biosciences, Inc.
(a)(b)
............. 604,990 961,934
Caris Life Sciences, Inc.
(a)(b)
.............. 840,247 22,669,864
Cellectis SA , ADR, NVS
(a)(b)
.............. 345,874 1,674,030
Centessa Pharmaceuticals plc , ADR
(a)(b)
...... 519,644 12,996,296
CG oncology, Inc.
(a)(b)
.................. 355,710 14,769,079
Cogent Biosciences, Inc.
(b)
............... 895,201 31,797,540
Compass Pathways plc , ADR
(a)(b)
.......... 526,660 3,633,954
Corvus Pharmaceuticals, Inc.
(a)(b)
.......... 418,872 3,225,314
CRISPR Therapeutics AG
(a)(b)
............. 665,257 34,886,077
Cullinan Therapeutics, Inc.
(b)
............. 288,325 2,984,164
CureVac NV
(a)(b)
...................... 1,370,361 6,194,032
CureVac NV
(b)
....................... 258,448 1,168,185
Security
Shares
Shares Value
Biotechnology (continued)
Cytokinetics, Inc.
(a)(b)
................... 873,014 $ 55,471,310
CytomX Therapeutics, Inc.
(a)(b)
............ 934,932 3,982,810
Day One Biopharmaceuticals, Inc.
(b)
........ 537,780 5,012,110
Denali Therapeutics, Inc.
(a)(b)
............. 948,867 15,665,794
Design Therapeutics, Inc.
(b)
.............. 228,604 2,144,306
Disc Medicine, Inc.
(a)(b)
................. 194,884 15,475,738
Dynavax Technologies Corp.
(b)
............ 847,837 13,039,733
Dyne Therapeutics, Inc.
(a)(b)
.............. 867,208 16,962,588
Editas Medicine, Inc.
(a)(b)
................ 709,745 1,454,977
Emergent BioSolutions, Inc.
(a)(b)
........... 368,842 4,558,887
Enanta Pharmaceuticals, Inc.
(b)
........... 200,243 3,157,832
Entrada Therapeutics, Inc.
(b)
............. 154,233 1,585,515
Erasca, Inc.
(a)(b)
...................... 1,167,780 4,344,142
Exelixis, Inc.
(a)(b)
...................... 1,891,399 82,900,018
Foghorn Therapeutics, Inc.
(b)
............. 195,551 1,055,975
Galapagos NV , ADR
(a)(b)
................ 275,293 9,002,081
Genmab A/S , ADR
(a)(b)
.................. 3,581,614 110,313,711
Geron Corp.
(a)(b)
...................... 4,440,425 5,861,361
Gilead Sciences, Inc. .................. 5,419,331 665,168,687
Gossamer Bio , Inc.
(a)(b)
................. 1,351,334 4,189,135
GRAIL, Inc.
(a)(b)
...................... 244,151 20,896,884
Halozyme Therapeutics, Inc.
(a)(b)
........... 846,756 56,986,679
Humacyte, Inc.
(a)(b)
.................... 1,155,412 1,109,773
Ideaya Biosciences , Inc.
(a)(b)
.............. 610,241 21,096,031
Immuneering Corp. , Class A
(a)(b)
........... 349,292 2,298,341
ImmunityBio, Inc.
(a)(b)
................... 2,418,670 4,788,967
Immunocore Holdings plc , ADR
(a)(b)
......... 278,183 9,655,732
Immunovant, Inc.
(a)(b)
................... 618,800 15,729,896
Immutep Ltd. , ADR
(a)(b)
................. 823,541 2,355,327
Incyte Corp.
(b)
....................... 1,414,507 139,710,856
Inhibrx Biosciences, Inc.
(a)(b)
.............. 74,398 5,877,442
Insmed, Inc.
(b)
....................... 1,531,919 266,615,183
Intellia Therapeutics, Inc.
(a)(b)
............. 803,604 7,224,400
Ionis Pharmaceuticals, Inc.
(b)
............. 1,157,071 91,535,887
Iovance Biotherapeutics, Inc.
(a)(b)
........... 2,435,221 6,648,153
Ironwood Pharmaceuticals, Inc. , Class A
(b)
.... 1,145,679 3,860,938
Janux Therapeutics, Inc.
(a)(b)
.............. 393,340 5,428,092
Jyong Biotech Ltd.
(a)(b)
.................. 210,154 830,108
KalVista Pharmaceuticals , Inc.
(a)(b)
.......... 276,272 4,461,793
Keros Therapeutics, Inc.
(a)(b)
.............. 207,760 4,229,994
Kodiak Sciences, Inc.
(b)
................. 411,164 11,496,145
Krystal Biotech, Inc.
(b)
.................. 181,152 44,661,214
Kura Oncology, Inc.
(b)
.................. 616,791 6,408,458
Kymera Therapeutics, Inc.
(a)(b)
............ 433,960 33,766,428
Kyverna Therapeutics, Inc.
(a)(b)
............ 207,417 1,949,720
Larimar Therapeutics, Inc.
(a)(b)
............. 340,951 1,299,023
Legend Biotech Corp. , ADR
(a)(b)
........... 1,007,932 21,912,442
Lexeo Therapeutics, Inc.
(a)(b)
.............. 440,807 4,377,214
Lineage Cell Therapeutics, Inc.
(a)(b)
......... 1,590,419 2,656,000
Lyell Immunopharma, Inc.
(b)
.............. 51,348 1,580,491
Madrigal Pharmaceuticals , Inc.
(a)(b)
......... 150,247 87,494,838
MannKind Corp.
(b)
.................... 2,164,680 12,273,736
MeiraGTx Holdings plc
(a)(b)
............... 426,171 3,388,059
Mesoblast Ltd. , ADR
(a)(b)
................ 502,353 9,062,448
Mineralys Therapeutics, Inc.
(a)(b)
........... 409,824 14,872,513
Mirum Pharmaceuticals, Inc.
(a)(b)
........... 306,301 24,194,716
Moderna, Inc.
(a)(b)
..................... 2,524,638 74,451,575
Monte Rosa Therapeutics, Inc.
(a)(b)
......... 308,629 4,839,303
Myriad Genetics, Inc.
(b)
................. 648,496 3,988,250
Natera, Inc.
(b)
....................... 956,697 219,169,716
Neurocrine Biosciences, Inc.
(b)
............ 707,132 100,292,532
Neurogene, Inc.
(a)(b)
................... 96,360 1,985,016
Newamsterdam Pharma Co. NV
(a)(b)
........ 549,610 19,280,319
NovaBridge Biosciences , ADR
(a)(b)
.......... 549,055 2,185,239
Novavax, Inc.
(a)(b)
..................... 1,084,459 7,287,564

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Biotechnology ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Nurix Therapeutics, Inc.
(b)
............... 725,471 $ 13,762,185
Nuvalent, Inc. , Class A
(a)(b)
............... 348,668 35,072,514
Olema Pharmaceuticals, Inc.
(a)(b)
........... 460,145 11,503,625
ORIC Pharmaceuticals, Inc.
(a)(b)
........... 392,188 3,208,098
Oruka Therapeutics, Inc.
(a)(b)
.............. 309,130 9,369,730
PepGen, Inc.
(b)
...................... 430,579 2,803,069
Perspective Therapeutics, Inc.
(a)(b)
.......... 457,635 1,258,496
Praxis Precision Medicines, Inc.
(a)(b)
......... 171,129 50,438,561
Precigen, Inc.
(a)(b)
..................... 1,091,529 4,562,591
Prime Medicine, Inc.
(a)(b)
................ 685,976 2,380,337
Protagonist Therapeutics, Inc.
(b)
........... 430,349 37,586,682
Prothena Corp. plc
(b)
................... 317,280 3,030,024
PTC Therapeutics, Inc.
(b)
................ 562,029 42,691,723
Pyxis Oncology, Inc.
(a)(b)
................. 351,233 403,918
RAPT Therapeutics, Inc.
(b)
............... 130,683 4,426,233
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
.. 3,014,039 12,327,419
Regeneron Pharmaceuticals, Inc. .......... 737,083 568,932,255
REGENXBIO, Inc.
(a)(b)
.................. 337,288 4,856,947
Relay Therapeutics, Inc.
(a)(b)
.............. 951,911 8,053,167
Replimune Group, Inc.
(a)(b)
............... 521,279 5,066,832
Revolution Medicines, Inc.
(b)
.............. 1,204,098 95,906,406
Rhythm Pharmaceuticals, Inc.
(a)(b)
.......... 454,080 48,604,723
Rigel Pharmaceuticals, Inc.
(a)(b)
............ 129,200 5,533,636
Rocket Pharmaceuticals, Inc.
(a)(b)
.......... 728,182 2,555,919
Roivant Sciences Ltd.
(b)
................. 3,152,051 68,399,507
Sagimet Biosciences, Inc. , Class A
(a)(b)
....... 192,536 1,139,813
Sana Biotechnology, Inc.
(a)(b)
............. 1,212,984 4,936,845
Sarepta Therapeutics, Inc.
(b)
............. 718,169 15,454,997
Savara, Inc.
(b)
....................... 747,165 4,505,405
Scholar Rock Holding Corp.
(a)(b)
........... 577,325 25,431,166
Silence Therapeutics plc , ADR
(a)(b)
.......... 42,748 259,908
Sionna Therapeutics, Inc.
(a)(b)
............. 178,941 7,361,633
Solid Biosciences, Inc.
(a)(b)
............... 430,819 2,429,819
Spyre Therapeutics, Inc.
(a)(b)
.............. 490,864 16,080,705
Stoke Therapeutics, Inc.
(a)(b)
.............. 332,785 10,562,596
Summit Therapeutics, Inc.
(a)(b)
............. 748,204 13,086,088
Sutro Biopharma, Inc.
(b)
................. 10 116
Syndax Pharmaceuticals, Inc.
(b)
........... 612,118 12,860,599
Tango Therapeutics, Inc.
(a)(b)
.............. 647,896 5,740,359
Taysha Gene Therapies, Inc.
(a)(b)
........... 1,624,990 8,937,445
Tectonic Therapeutic, Inc.
(a)(b)
............. 73,220 1,527,369
Tenaya Therapeutics, Inc.
(b)
.............. 1,437,870 1,023,045
Travere Therapeutics, Inc.
(b)
.............. 639,079 24,419,209
Twist Bioscience Corp.
(a)(b)
............... 420,945 13,352,375
Tyra Biosciences, Inc.
(a)(b)
............... 266,439 7,004,681
Ultragenyx Pharmaceutical, Inc.
(b)
.......... 652,705 15,012,215
uniQure NV
(a)(b)
...................... 411,573 9,848,942
United Therapeutics Corp.
(b)
.............. 302,554 147,419,436
Upstream Bio, Inc.
(a)(b)
.................. 187,469 5,089,783
UroGen Pharma Ltd.
(a)(b)
................ 282,380 6,613,340
Vanda Pharmaceuticals, Inc.
(b)
............ 402,763 3,552,370
Vaxcyte, Inc.
(a)(b)
...................... 924,338 42,648,955
Vera Therapeutics, Inc. , Class A
(b)
.......... 354,047 17,928,940
Veracyte, Inc.
(b)
...................... 563,128 23,707,689
Vericel Corp.
(b)
....................... 363,517 13,090,247
Vertex Pharmaceuticals, Inc.
(b)
............ 1,572,769 713,030,554
Vir Biotechnology, Inc.
(a)(b)
............... 684,066 4,124,918
Voyager Therapeutics, Inc.
(a)(b)
............ 334,857 1,315,988
Xencor, Inc.
(a)(b)
...................... 490,470 7,509,096
Xenon Pharmaceuticals, Inc.
(a)(b)
........... 544,555 24,406,955
Zai Lab Ltd. , ADR
(a)(b)
.................. 608,579 10,735,334
Zenas Biopharma , Inc.
(a)(b)
............... 160,363 5,822,781
Zymeworks, Inc.
(a)(b)
................... 530,017 13,955,348
7,297,345,121
Security
Shares
Shares Value
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.
(b)
...................... 727,468 $ 9,406,161
Health Care Providers & Services — 0.2%
(b)
Castle Biosciences, Inc. ................ 207,941 8,088,905
Fulgent Genetics, Inc.
(a)
................ 146,046 3,836,628
OPKO Health, Inc.
(a)
................... 2,864,567 3,609,355
15,534,888
Life Sciences Tools & Services — 7.2%
10X Genomics, Inc. , Class A
(a)(b)
........... 813,638 13,270,436
AbCellera Biologics, Inc.
(a)(b)
.............. 1,686,240 5,766,941
Adaptive Biotechnologies Corp.
(a)(b)
......... 1,066,039 17,312,473
Alpha Teknova , Inc.
(a)(b)
................. 81,047 307,979
Bio-Techne Corp.
(a)
.................... 1,121,356 65,946,946
Bruker Corp. ........................ 751,063 35,382,578
Charles River Laboratories International, Inc.
(a)(b)
354,316 70,678,956
Codexis, Inc.
(a)(b)
..................... 616,504 1,004,902
Cytek Biosciences, Inc.
(a)(b)
.............. 847,431 4,279,527
Fortrea Holdings, Inc.
(b)
................. 667,197 11,509,148
Ginkgo Bioworks Holdings, Inc.
(a)(b)
......... 308,699 2,565,289
Illumina, Inc.
(a)(b)
...................... 1,081,813 141,890,593
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
772,465 2,510,511
Medpace Holdings, Inc.
(b)
............... 164,594 92,444,220
OmniAb, Inc.
(a)(b)
..................... 797,364 1,475,123
OmniAb, Inc., 12.50 Earnout Shares
(b)(c)
...... 46,839 —
OmniAb, Inc., 15.00 Earnout Shares
(b)(c)
...... 46,839 —
Pacific Biosciences of California, Inc.
(a)(b)
..... 1,980,334 3,703,225
Personalis, Inc.
(a)(b)
.................... 388,145 3,089,634
Quanterix Corp.
(b)
..................... 275,303 1,750,927
Quantum-Si, Inc. , Class A
(a)(b)
............. 1,245,158 1,369,674
Repligen Corp.
(a)(b)
.................... 387,642 63,519,018
Standard BioTools, Inc.
(a)(b)
............... 2,694,466 3,448,916
Stevanato Group SpA
(a)
................ 362,722 7,297,967
Tempus AI, Inc.
(a)(b)
.................... 741,274 43,772,230
594,297,213
Pharmaceuticals — 4.0%
(b)
Aardvark Therapeutics, Inc.
(a)
............. 91,263 1,197,827
Aclaris Therapeutics, Inc. ............... 676,414 2,036,006
Alto Neuroscience, Inc.
(a)
................ 200,194 3,563,453
Alumis, Inc.
(a)
....................... 448,196 4,374,393
Amylyx Pharmaceuticals, Inc.
(a)
........... 665,818 8,043,081
Arvinas, Inc. ........................ 404,242 4,794,310
AtaiBeckley, Inc. ..................... 1,992,644 8,149,914
Atea Pharmaceuticals, Inc.
(a)
............. 451,052 1,610,256
Axsome Therapeutics, Inc. .............. 301,464 55,059,385
BioAge Labs, Inc. .................... 164,556 2,177,076
Contineum Therapeutics, Inc. , Class A
(a)
..... 183,053 2,092,296
Crinetics Pharmaceuticals, Inc.
(a)
.......... 643,042 29,933,605
Edgewise Therapeutics, Inc.
(a)
............ 554,623 13,762,970
Enliven Therapeutics, Inc.
(a)
.............. 316,256 4,870,342
Fulcrum Therapeutics, Inc. .............. 426,998 4,829,347
GH Research plc
(a)
.................... 327,918 4,164,559
LENZ Therapeutics, Inc.
(a)
............... 203,741 3,259,856
Maze Therapeutics, Inc. ................ 190,772 7,903,684
MBX Biosciences, Inc.
(a)
................ 193,653 6,107,816
Mind Medicine MindMed, Inc.
(a)
........... 692,714 9,275,440
Neumora Therapeutics, Inc.
(a)
............. 398,312 712,978
Nuvation Bio, Inc. , Class A
(a)
............. 1,739,850 15,589,056
Pharvaris NV ....................... 192,228 5,334,327
Phathom Pharmaceuticals, Inc.
(a)
.......... 302,117 5,012,121
Rapport Therapeutics, Inc.
(a)
............. 205,382 6,231,290
Septerna, Inc.
(a)
...................... 196,480 5,477,862
Structure Therapeutics, Inc. , ADR
(a)
......... 385,494 26,811,108
Tarsus Pharmaceuticals, Inc. ............. 284,892 23,326,957
Terns Pharmaceuticals, Inc.
(a)
............. 655,460 26,480,584

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Biotechnology ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.
(a)
............ 345,479 $ 6,463,912
Third Harmonic Bio, Inc.
(c)
............... 134,478 4,034
Trevi Therapeutics, Inc.
(a)
............... 612,609 7,669,865
Ventyx Biosciences, Inc. ................ 468,455 4,230,149
WaVe Life Sciences Ltd. ................ 982,070 16,695,190
Zevra Therapeutics, Inc.
(a)
............... 408,308 3,658,440
330,903,489
Total Common Stocks — 99.8%
(Cost: $10,151,022,942) ............................ 8,247,486,872
Preferred Stocks
Biotechnology — 0.1%
Grifols SA .......................... 916,763 8,571,734
Total Preferred Stocks — 0.1%
(Cost: $11,713,062) ............................... 8,571,734
Rights
Biotechnology — 0.0%
(b)
Akero Therapeutics, Inc., CVR
(a)(c)
......... 515,954 335,370
Akouos , Inc., CVR
(a)(c)
................. 157,087 2
Cargo Therapeutics, Inc., CVR
(a)(c)
......... 198,104 2
Cartesian Therapeutics, Inc.
(c)
............ 6,098 1,524
Contra Chinook Therape, CVR
(c)
.......... 320,962 54,564
Security
Shares
Shares Value
Biotechnology (continued)
Fusion Pharmaceuticals, Inc., CVR
(a)
....... 1,880 $ 1,034
392,496
Total Rights — 0.0%
(Cost: $337,502) ................................. 392,496
Total Long-Term Investments — 99.9%
(Cost: $10,163,073,506) ............................ 8,256,451,102
Short-Term Securities
Money Market Funds — 10.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(f)
................... 817,584,652 817,993,443
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 9,410,052 9,410,052
Total Short-Term Securities — 10.0%
(Cost: $826,929,323) .............................. 827,403,495
Total Investments — 109.9%
(Cost: $ 10,990,002,829 ) ............................ 9,083,854,597
Liabilities in Excess of Other Assets — (9.9)% ............. (821,408,914)
Net Assets — 100.0% ...............................
$ 8,262,445,683
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 785,661,263 $ 32,301,957
(a)
$ — $ 6,900 $ 23,323 $ 817,993,443 817,584,652 $ 4,588,923
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,673,221 2,736,831
(a)
— — — 9,410,052 9,410,052 341,005 —
$ 6,900 $ 23,323 $ 827,403,495 $ 4,929,928 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Biotechnology ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 21 03/20/26 $ 3,307 $ 20,263
Russell 2000 E-Mini Index .................................................... 16 03/20/26 1,998 (86,873)
$ (66,610)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,246,314,653 $ 1,168,185 $ 4,034 $ 8,247,486,872
Preferred Securities ....................................... 8,571,734 — — 8,571,734
Rights ................................................ — 1,034 391,462 392,496
Short-Term Securities
Money Market Funds ...................................... 827,403,495 — — 827,403,495
$ 9,082,289,882 $ 1,169,219 $ 395,496 $ 9,083,854,597
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 20,263 $ — $ — $ 20,263
Liabilities
Equity contracts ........................................... (86,873) — — (86,873)
$ (66,610) $ — $ — $ (66,610)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares